Income Taxes (Roll-forward of Interest and Penalties Recognized) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Tax Contingency [Line Items]
Balance at beginning of fiscal year	¥ 5,946	¥ 4,528	¥ 6,934
Total interest and penalties in the consolidated statements of income	(1,468)	(698)	(2,975)
Total cash settlements, foreign exchange translation and others	398	2,116	569
Balance at end of fiscal year	¥ 4,876	¥ 5,946	¥ 4,528